Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	(15.50%)	(14.60%)
Income tax expense	$ (7.8)	$ 13.9